Taxes on Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets

	As of September 30,		As of December 31,
	2016	2015	2015
	In thousands		In thousands
	Unaudited
Deferred tax assets:
Deferred taxes due to carryforward losses	$1,067	$739	$844

	1,067	739	844

Valuation allowance	(1,067)	(739)	(844)

	Year ended December 31
	2015	2014
	In thousands
Deferred tax assets:
Deferred taxes due to carryforward losses	$844	$600

	844	600

Valuation allowance	(844)	(600)

Net deferred tax asset	$—	$—